Nature of business and summary of significant accounting policies - Accounts receivable and allowance for doubtful accounts (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 100,000	$ 100,000